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Tuttle Capital Self Defense Index ETF
Tuttle Capital Self Defense Index ETF
Investment Objective
The Tuttle Capital Self Defense ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the AJN Self Defense U.S. Equity Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses	Tuttle Capital Self Defense Index ETF Tuttle Capital Self Defense Index ETF
Management Fees	0.75%
Other Expenses1	0.43%	[1]
Total Annual Fund Operating Expenses	1.18%
Fee Waiver and/or Expense Limitation2	0.24%	[2]
Net Annual Fund Operating Expenses2	0.94%	[2]
[1]	Estimated for the current fiscal year.
[2]	Tuttle Capital Management, LLC (the “Advisor”) has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its management fee and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s Total Annual Fund Operating Expenses to not more than 0.94% of the average daily net assets of the Fund, (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)). This contractual arrangement is in effect through July 31, 2025, unless earlier terminated by the Board of Trustees for any reason at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the expense limitation agreement. Further, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the expense limitation agreement.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through April 30, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Tuttle Capital Self Defense Index ETF | Tuttle Capital Self Defense Index ETF | USD ($)	96	351

Expense Example No Redemption	1 Year	3 Years
Tuttle Capital Self Defense Index ETF | Tuttle Capital Self Defense Index ETF | USD ($)	96	351

Portfolio Turnover.
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund invests at least 80% of its total assets in the component securities of the Index. The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. exchange listed common stock of companies who engage in, to any extent, the manufacture, service, supply and distribution of personal and law enforcement defense equipment and protection services.
The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.
The AJN Self Defense U.S. Equity Index
The Index is a proprietary index designed to track the performance of a portfolio of the common stock of U.S. companies whose primary business is the manufacture, service, supply and distribution of personal and law enforcement defense equipment and protection services. As of December 41, 2023, the Index was comprised of 18 companies.
The initial universe of the Index constituents (the “Index Universe”) consists of all actively traded common stock of U.S. companies listed on an eligible U.S. exchange.  The index provider then filters the Index Universe to identify companies engaged in one of the following categories: i) the manufacture, wholesale or retail of firearms, ammunition, gun parts or other personal and law enforcement defense equipment; or ii) the manufacture of home security equipment or development of video surveillance and emergency management systems.  To be included as a component in the Index, the security must have a free-float market capitalization of greater than $100 million and a three-month average daily traded value of greater than $500,000.
The Index uses an equal weight approach.  The Index is rebalanced and reconstituted on a quarterly basis on the last business day of the quarter.  The Fund is rebalanced and reconstituted in accordance with the Index.  Additions and deletions to the Index components outside of the quarterly rebalance and reconstitution may be made based on corporate actions such as mergers, acquisitions, or bankruptcies or as a result of the constituent no longer meeting the objective criteria for inclusion.
The Index is developed by AJN Corp and licensed to the Advisor.  The Index is calculated, maintained, and distributed by an independent, third-party index calculation agent that is not affiliated with the Fund or the Advisor.  The Fund is non-diversified.
The Fund will concentrate its investments (i.e., hold more than 25% of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated. The Fund may also be focused on certain sectors from time to time to the same extent the Index is focused including the consumer discretionary, industrials, and technology sectors.

Principal Risks of Investing in the Fund
Performance
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863. Interim information on the Fund’s results can be obtained by visiting www.gunzetf.com.